Equity-Accounted Investments - Exmar LPG Joint Venture - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) lease	Dec. 31, 2017 USD ($)	Jun. 30, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%
Number of capital leases | lease	4
Carrying value of guarantee liability	$ 1,300,000	$ 1,600,000
Investment in and advances to equity-accounted joint ventures (note 7)	52,300,000	52,300,000
Interest accrued on advances	0	200,000
Difference between carrying amount and book value	$ 24,900,000	$ 25,500,000
Exmar LPG Joint Venture | LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)	0.50%
Exmar LPG Joint Venture | Exmar NV
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%